Share Capital Authorized	12 Months Ended
Dec. 31, 2021
Disclosure of Share capital Authorized [Abstract]
Share Capital Authorized
NOTE 21. SHARE CAPITAL AUTHORIZED
The Company is authorized to issue an unlimited number of common shares. Share capital comprises only one class of ordinary shares. The ordinary shares carry a voting right and a right to a dividend.

Issued and Outstanding

	2021		2020
Years ended December 31,	Number of common shares	Common share capital	Number of common shares	Common share capital
Balance, January 1	89,678,845	$375,524	89,678,845	$375,524
Exercise of stock options	—	—	—	—

	89,678,845	$375,524	89,678,845	$375,524

Total dividends declared in the year were $7.6 million, or $0.02 per share during the first three
quarters and $0.025 per share in the fourth quarter of 2021 (December 31, 2020 – $15.7 million, or $0.115 in the first quarter and $0.02 per share during the last three quarters of 2020).